Employee Future Benefits - Defined Contribution Plan (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan cost recognized	CAD 31	CAD 28